Loan Payable Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Details
Loan proceeds	$ 0	$ 36,652
Loan repayments	0	161,267
Loan payable	$ 172,842	$ 164,556